Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts receivable	¥ 693,387	$ 106,572	¥ 672,872
Allowance for doubtful accounts	(72,115)	(11,084)	(71,987)
Accounts receivable, net	¥ 621,272	$ 95,488	¥ 600,885